DEPOSITS FOR NON-CURRENT ASSETS (Schedule of Deposits for Non-Current Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
DEPOSITS FOR NON-CURRENT ASSETS
Deposits for purchases of property, plant and equipment	¥ 256,337	$ 39,286	¥ 717,392
Reserve for unrecoverable deposits	(8,500)	(1,303)	(93,260)
Deposits	¥ 247,837	$ 37,983	¥ 624,132